Income Taxes (Details) - Schedule of Income Tax Expenses (Benefits) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expenses (Benefits) [Abstract]
Current income tax expense	$ 3,056,398	$ 2,078,737	$ 2,066,166
Deferred income tax benefit	(1,115,546)	(609,512)	(705,555)
Income tax expenses (benefits)	$ 1,940,852	$ 1,469,225	$ 1,360,611